Concession Financial Assets and Liabilities - Summary of Generation Indemnity Receivable (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Monetary updating	R$ 317	R$ 352
Miranda and Sao Simao hydroelectric plants [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Monetary updating	56
Adjustment of MME of transmission assets	R$ 271